Provisions - Main Actuarial Assumptions Used in Telefónica Brazil Plan (Details) - Telefónica Brazil - Foreign defined benefit plans	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [line items]
Nominal rate of salary increase	5.93%	6.18%
Long term inflation rate	4.25%	4.50%
Growth rate for medical costs	7.38%	7.64%
Minimum
Disclosure of defined benefit plans [line items]
Discount rate	9.46%	10.77%
Maximum
Disclosure of defined benefit plans [line items]
Discount rate	9.88%	10.85%